Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

(11) Income Taxes

The components of the deferred tax assets at December 31, 2022 and 2021 were as follows:

	2022	2021
Deferred tax assets:
Stock-based compensation	$202,510	$165,567
Intangibles	908,204	219,369
Net operating loss	8,147,005	4,413,292
Lease liabilities	138,389	-
Capitalized research expenditures	354,157	-
Other	8,058	1,612
Total gross deferred tax asset	$9,758,323	$4,799,840
Deferred tax liabilities:
Depreciation	(872,157)	(196,334)
Prepaid assets	(33,769)	(32,057)
Right of use asset	(132,246)	-
Less: Valuation allowances	(8,720,151)	(4,571,449)
Net deferred tax asset	$-	$-

The components of the income tax benefit and related valuation allowance for the years ended December 31, 2022, and 2021 are as follows:

	2022	2021
Current	$-	$-
Deferred	(4,148,702)	(2,544,004)
Valuation allowance	4,148,702	2,544,004
Total Tax Provision	$-	$-

A reconciliation of the provision for income taxes for the years ended December 31, 2022, and 2021 as compared to statutory rates is as follows:

	2022	2021
Provision at federal statutory rate of 21%	$(3,676,210)	$(1,970,514)
Permanent differences, net	254,526	(51,348)
State income tax benefit	(760,625)	(407,709)
Deferred adjustments	33,607	(126,995)
Change in valuation allowance	4,148,702	2,544,004
Total income tax provision	$-	$-

Federal net operating loss carryforwards at December 31, 2022 and December 31, 2021 totaled approximately $ 32.9 million and $17.5 million, respectively, for tax purposes, which will be available to offset 80 % of future taxable income indefinitely.

The Company reviews its filing positions for all open tax years in all U.S. federal and state jurisdictions where the Company is required to file. The tax years subject to examination include the years 2019 and forward.

There are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company incurs an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analyses of tax laws, regulations and interpretations thereof as well as other factors.